Shareholder Report, Holdings (Details)	May 31, 2024
C000202328 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1],[2]
C000202328 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000202328 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202328 [Member] | TBA Sale Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(2.40%)
C000202328 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202328 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202328 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000202328 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202328 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202328 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000202330 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[3],[4]
C000202330 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000202330 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202330 [Member] | TBA Sale Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(2.40%)
C000202330 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202330 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202330 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000202330 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202330 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202330 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000202329 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[5],[6]
C000202329 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000202329 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202329 [Member] | TBA Sale Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(2.40%)
C000202329 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202329 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202329 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000202329 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202329 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202329 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000202331 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7],[8]
C000202331 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	25.70%
C000202331 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202331 [Member] | TBA Sale Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(2.40%)
C000202331 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000202331 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202331 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000202331 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202331 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202331 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%

[1]	Excludes short-term securities.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes short-term securities.
[4]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Excludes short-term securities.
[6]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Excludes short-term securities.
[8]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.